Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013 GrubHub Holdings Inc	Dec. 31, 2013 GrubHub Holdings Inc	Aug. 08, 2013 GrubHub Holdings Inc	Aug. 08, 2013 GrubHub Holdings Inc Non-vested stock options
Total purchase price								$ 421,485,000	$ 421,485,000		$ 11,000,000
Unrecognized compensation cost	21,100,000									12,500,000
Number of stock options granted	1,739,273				3,698,708	1,619,167	3,992,500
Share based compensation expense	4,687,000	[1]	1,238,000	[1]	4,933,000	2,364,000	803,000
Aggregate intrinsic value of awards exercised	$ 11,600,000				$ 3,400,000	$ 70,000	$ 0
Unrecognized compensation cost, weighted average recognition period	3 years 18 days

[1]	Unaudited